PIMCO Equity Series

Supplement Dated January 8, 2016 to the

Prospectus, dated October 31, 2015,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund and PIMCO RAE Fundamental US Small Fund (each, a “Fund” and collectively, the “Funds”)

Effective immediately, each of the Funds is jointly managed by Robert D. Arnott and Christopher J. Brightman. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly managed by Robert D. Arnott and Christopher J. Brightman. Mr. Arnott is Chairman and Founder of Research Affiliates, LLC. Mr. Brightman is Chief Investment Officer of Research Affiliates, LLC. Messrs. Arnott and Brightman have jointly managed the Fund since its inception in June 2015.

Additionally, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Fundamental Emerging Markets Fund	Robert D. Arnott	06/15*	Chairman, Founder, Research Affiliates, LLC, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.
PIMCO RAE Fundamental Global Fund		06/15*
PIMCO RAE Fundamental Global ex-US Fund		06/15*
PIMCO RAE Fundamental International Fund		06/15*
PIMCO RAE Fundamental US Fund		06/15*
PIMCO RAE Fundamental US Small Fund		06/15*

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Fundamental Emerging Markets Fund	Christopher J. Brightman	06/15*

Chief Investment Officer, Research Affiliates, LLC, since April 2014. Previously at Research Affiliates, LLC, Mr. Brightman served as a Managing Director and Head of Investment Management. Prior to joining Research Affiliates in 2010, Mr. Brightman was chief executive officer of the University of Virginia Investment Management Company.

PIMCO RAE Fundamental Global Fund		06/15*
PIMCO RAE Fundamental Global ex-US Fund		06/15*
PIMCO RAE Fundamental International Fund		06/15*
PIMCO RAE Fundamental US Fund		06/15*
PIMCO RAE Fundamental US Small Fund		06/15*

*	Inception of the Fund

Investors Should Retain This Supplement For Future Reference

PES_SUPP1_010816

PIMCO Equity Series

Supplement Dated January 8, 2016 to the

Statement of Additional Information, dated October 31, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund and PIMCO RAE Fundamental US Small Fund (each, a “Fund” and collectively, the “Funds”)

Effective immediately, each of the Funds is jointly managed by Robert D. Arnott and Christopher J. Brightman. Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI. In addition, effective immediately, the following sentence is added to the end of the paragraph immediately preceding this table:

Effective January 8, 2016, each of the PIMCO RAE Fundamental Emerging Markets Fund, PIMCO RAE Fundamental Global Fund, PIMCO RAE Fundamental Global ex-US Fund, PIMCO RAE Fundamental International Fund, PIMCO RAE Fundamental US Fund and PIMCO RAE Fundamental US Small Fund is jointly managed by Robert D. Arnott and Christopher J. Brightman.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

PES_SUPP2_010816